Business combination (Tables)	12 Months Ended
Dec. 31, 2022
Skillaz
Disclosure of detailed information about business combination [line items]
Summary of movements in group's previously held interests

Previously held interest at the equity method as at December 31, 2020	129,666
Share of loss of equity-accounted investees (net of income tax)	(4,864)
Previously held interest at the equity method at control acquisition date	124,802
Fair value of previously held interest at control acquisition date	348,110
Gain on remeasurement of previously held interest at the fair value	223,308

Summary allocation of consideration to assets acquired and liabilities assumed based on fair values

Assets
Intangible assets	609,420
Property and equipment	3,436
Trade and other receivables	3,223
Prepaid expenses and other current assets	3,555
Loans issued	3,224
Cash and cash equivalents	66,524
689,382
Contract liabilities (non-current)	134,004
Contract liabilities (current)	36,908
Trade and other payables	40,362
Loans and borrowings	50,000
261,274
Total net assets	428,108
The amount of non-controlling interest measured at the proportionate share of the identifiable net assets	(149,752)
Goodwill arising on acquisition	752,485
Purchase consideration	1,030,841

Schedule of valuation techniques used for fair value measurement

Assets acquired	Valuation technique
Developed software

Multi-period excess earnings method: The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the asset, by excluding any cash flows related to contributory assets.

Non-contractual customer relationships

Multi-period excess earnings method: The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

Summary of the acquisition date fair value of each major class of consideration transferred

Cash consideration paid	622,732
The control acquisition date fair value of the Group’s previously held interest	348,110
Financial assets at fair value through profit or loss	59,999
Total consideration transferred	1,030,841

Schedule of cash outflow related to acquisitions

Cash consideration transferred	(622,732)
Cash acquired	66,524
Net cash outflow on acquisition	(556,208)

Zarplata
Disclosure of detailed information about business combination [line items]
Summary allocation of consideration to assets acquired and liabilities assumed based on fair values

Fair values
Assets
Intangible assets	1,094,227
Property and equipment	10,601
Deferred tax assets	8,420
Trade and other receivables	6,746
Indemnification asset	186,473
Prepaid expenses and other current assets	42,125
Cash and cash equivalents	95,701
1,444,293
Liabilities
Contract liabilities	74,731
Trade and other payables	27,210
Income tax payable	86,695
Provisions	488,646
Deferred tax liability	180,791
858,073
Goodwill	2,918,486
Purchase consideration	3,504,706

Schedule of valuation techniques used for fair value measurement

Assets acquired	Valuation technique
Trademark and domain names	Relief-from-royalty method: The relief-from-royalty method considers the discounted estimated royalty payments that are expected to be avoided as a result of the patents or trademarks being owned.
Non-contractual customer relationships

Multi-period excess earnings method: The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

CV Database	Cost method: This approach seeks to determine how much an asset would cost to replace.
Websites	Cost method: This approach seeks to determine how much an asset would cost to replace.

Summary of the acquisition date fair value of each major class of consideration transferred

Cash paid	3,100,000
Contingent consideration payable	404,706
Total consideration transferred	3,504,706

Schedule of cash outflow related to acquisitions

Cash consideration transferred	(3,100,000)
Cash acquired	95,701
Net cash outflow on acquisition	(3,004,299)